Derivative financial instruments and risk management (Details 6) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Offsetting Liabilities
Gross Amount of Recognized Liabilities	$ (56)	$ (214)
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount of Liabilities Presented in the Statement of Financial Position	(56)	(214)
Financial Instruments	19	35
Cash Collateral Pledged	0	0
Net Amount of Liabilities	37	179
Machinery, Energy & Transportation
Offsetting Liabilities
Gross Amount of Recognized Liabilities	(46)	(191)
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount of Liabilities Presented in the Statement of Financial Position	(46)	(191)
Financial Instruments	14	27
Cash Collateral Pledged	0	0
Net Amount of Liabilities	32	164
Financial Products
Offsetting Liabilities
Gross Amount of Recognized Liabilities	(10)	(23)
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount of Liabilities Presented in the Statement of Financial Position	(10)	(23)
Financial Instruments	5	8
Cash Collateral Pledged	0	0
Net Amount of Liabilities	$ 5	$ 15